DEBT - Short-Term Debt (Details) - USD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Sep. 30, 2021	Apr. 27, 2021	Dec. 31, 2020	Jun. 27, 2020	Dec. 31, 2019
Schedule Of Debt [Line Item]
Outstanding balance			$ 12,904		$ 3,496		$ 4,328
2019 Short-Term Loan
Schedule Of Debt [Line Item]
Amount of short term loan facility						$ 2,754
Fixed annual interest rate		4.29%
Required monthly payments		$ 281
2020 Short-Term Loan
Schedule Of Debt [Line Item]
Amount of short term loan facility				$ 2,733
Fixed annual interest rate	4.25%
Required monthly payments	$ 309
Outstanding balance					$ 1,225